Fair Value Measurements (Tables)	9 Months Ended
Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement Inputs, Disclosure [Table Text Block]

	June 30, 2012			September 30, 2011
	Total	Level 1	Level 2	Total	Level 1	Level 2
Deferred compensation investment	$1.3	$1.3	—	$0.8	$0.8	—
Deferred compensation liabilities	7.8	—	7.8	0.8	—	0.8